Nature of operations	12 Months Ended
Dec. 31, 2021
Nature of Operations [Abstract]
Nature of operations
1.	Nature of operations

Digihost Technology Inc. (the "Company" or "Digihost") was incorporated in British Columbia, Canada, on February 18, 2017 as Chortle Capital Corp and subsequently changed its name to HashChain Technology Inc. on September 18, 2017, and again to Digihost Technology Inc. on February 14, 2020. Digihost and its subsidiaries, Digihost International, Inc., and DGX Holding, LLC (together the "Company") is a blockchain technology company with operations in cryptocurrency mining. The head office of the Company is located at 2830 Produce Row, Houston, TX, 77023.

On February 14, 2020, a reverse takeover transaction (the “RTO Transaction”) between Digihost International, Inc. ("Old Digihost") and HashChain Technology Inc. ("HashChain") was completed (note 3). On completion of the RTO Transaction, Old Digihost was determined to be the accounting acquirer and accordingly, the financial statements are a continuation of the Old Digihost. In connection with completion of the RTO Transaction, HashChain has changed its name to “Digihost Technology Inc.”. The Company carried on the business of HashChain as a Tier 2 technology issuer under the symbol "DGHI". Digihost subordinate voting shares were listed for trading on the TSX Venture Exchange ("TSXV") February 20, 2020.

On October 28, 2021, the Company consolidated the outstanding subordinate voting shares and proportionate voting shares of the Company on the basis of three (3) pre-consolidation shares for every one (1) post-consolidation share in order to facilitate a proposed listing of its subordinate voting shares on the Nasdaq Capital Market and satisfy the minimum share price requirement set by Nasdaq. All subordinate voting shares, proportionate voting shares, per share amounts, warrants and stock options in these consolidated financial statements have been retroactively restated to reflect the share consolidation.

These consolidated financial statements of the Company were reviewed, approved and authorized for issue by the Board of Directors on March 25, 2022.